Exploration and Evaluation Expenditures (Tables)	6 Months Ended
Dec. 31, 2022
Exploration and Evaluation Expenditures
Schedule of exploration and evaluation asset

	California	Arkansas	Other Smackover
	Property	Property	Exploration	Total
	$	$	$	$
Acquisition costs:
Balance, June 30, 2021	12,768,549	12,107,486	-	24,876,035
Acquisition of property	5,183,941	1,642,281	-	6,826,222
Effect of movement in foreign exchange rates	506,868	480,627	-	987,495
Balance, June 30, 2022	18,459,358	14,230,394	-	32,689,752
Acquisition of property	126,087	1,354,400	299,238	1,779,725
Effect of movement in foreign exchange rates	942,593	726,649	-	1,669,242
Balance, December 31, 2022	19,528,038	16,311,443	299,238	36,138,719

Exploration Costs:
Balance, June 30, 2021	4,153,051	2,561,108	-	6,714,159
Exploration costs	14,820	1,442,241	-	1,457,061
Effect of movement in foreign exchange rates	164,861	101,668	-	266,529
Balance, June 30, 2022	4,332,732	4,105,017	-	8,437,749
Exploration costs	4,790	3,532,793	3,047,529	6,585,112
Effect of movement in foreign exchange rates	221,244	209,615	-	430,859
Balance, December 31, 2022	4,558,766	7,847,425	3,047,529	15,453,720

Balance, June 30, 2022	22,792,090	18,335,411	-	41,127,501
Balance, December 31, 2022	24,086,804	24,158,868	3,346,767	51,592,439